Investment Strategy	Jul. 31, 2024
ESG Diversified Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the Principal Investment Strategies section, the bullet list under the tenth paragraph of subsection (2) ESG Underlying Fund Oversight is deleted and replaced with the following:

●	Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC);
●	BlackRock Advisors, LLC;
●	Calvert Research and Management;
●	Dimensional Fund Advisors LP; and
●	Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC)

Also in the Principal Investment Strategies section, the following is added before the third to last paragraph:

The ESG Underlying Fund managed by Dimensional Fund Advisors LP (“DFA”) (the “DFA Fund”) seeks to maximize total returns through exposure to a broad portfolio of investment grade debt securities while excluding securities of corporate and certain non-sovereign government issuers based upon the DFA Fund’s social issue screens. The DFA Fund seeks to exclude from its investment portfolio securities of those companies that are identified by the DFA Fund’s social issue screens, as further discussed below.

The DFA Fund’s social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or critical components of these products, or the provision of weapon systems support and service; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco, alcohol, or cannabis products; (4) earn at least 10% of their total annual revenue from certain gambling activities, the production of goods used exclusively for gambling, or the provision of certain services in casinos that are fundamental to gambling operations; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the rental, sale, distribution or production of pornographic materials, or the ownership or operation of adult entertainment establishments; (7) are involved in the production or manufacture of landmines, cluster munitions, or the essential components of these products; (8) earn revenue from the production and/or manufacturing of civilian firearms; (9) have had major recent child labor controversies in their own operations or supply chain; (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) own or operate private prisons and/or immigrant detention facilities; (12) operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies; (13) have high carbon or greenhouse gas emissions or reserves that may produce those emissions; and/or (14) have coal reserves.

In addition to excluding securities of corporate issuers based upon the DFA Fund’s social issue screens, the DFA Fund also will generally exclude securities of supranational organizations and certain non-sovereign governmental agencies (both U.S. and non-U.S.) that may be less sustainable as compared to other similar issuers, based upon considerations 13 and 14. The DFA Fund’s investments in securities of U.S. and non-U.S. sovereign issuers are not subject to the other screens identified above. DFA, however, considers securities issued by the U.S. Treasury and certain U.S.

agencies and instrumentalities that are not subject to the DFA Fund’s social issue screens identified above to be consistent with the DFA Fund’s strategy of investing in social investments.

Also in the Principal Investment Strategies section, the first sentence of the second to last paragraph is deleted and replaced with the following:

Aristotle Investment Services, LLC, Aristotle Pacific Capital, LLC, BlackRock, Calvert, DFA, Fidelity Management & Research Company LLC, and Geode Capital Management, LLC are not affiliated with the Trust, the Fund or the Fund’s investment adviser.

ESG Diversified Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the Principal Investment Strategies section, the bullet list under the tenth paragraph of subsection (2) ESG Underlying Fund Oversight is deleted and replaced with the following:

●	Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC);
●	BlackRock Advisors, LLC;
●	Calvert Research and Management;
●	Dimensional Fund Advisors LP (“DFA”); and
●	Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC)

Also in the Principal Investment Strategies section, the following is added before the third to last paragraph:

The ESG Underlying Fund managed by Dimensional Fund Advisors LP (“DFA”) (the “DFA Fund”) seeks to maximize total returns through exposure to a broad portfolio of investment grade debt securities while excluding securities of corporate and certain non-sovereign government issuers based upon the DFA Fund’s social issue screens. The DFA Fund seeks to exclude from its investment portfolio securities of those companies that are identified by the DFA Fund’s social issue screens, as further discussed below.

The DFA Fund’s social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or critical components of these products, or the provision of weapon systems support and service; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco, alcohol, or cannabis products; (4) earn at least 10% of their total annual revenue from certain gambling activities, the production of goods used exclusively for gambling, or the provision of certain services in casinos that are fundamental to gambling operations; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the rental, sale, distribution or production of pornographic materials, or the ownership or operation of adult entertainment establishments; (7) are involved in the production or manufacture of landmines, cluster munitions, or the essential components of these products; (8) earn revenue from the production and/or manufacturing of civilian firearms; (9) have had major recent child labor controversies in their own operations or supply chain; (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) own or operate private prisons and/or immigrant detention facilities; (12) operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies; (13) have high carbon or greenhouse gas emissions or reserves that may produce those emissions; and/or (14) have coal reserves.

In addition to excluding securities of corporate issuers based upon the DFA Fund’s social issue screens, the DFA Fund also will generally exclude securities of supranational organizations and certain non-sovereign governmental agencies (both U.S. and non-U.S.) that may be less sustainable as compared to other similar issuers, based upon considerations 13 and 14. The DFA Fund’s investments in securities of U.S. and non-U.S. sovereign issuers are not subject to the other screens identified above. DFA, however, considers securities issued by the U.S. Treasury and certain U.S. agencies and instrumentalities that are not subject to the DFA Fund’s social issue screens identified above to be consistent with the DFA Fund’s strategy of investing in social investments.

Also in the Principal Investment Strategies section, the first sentence of the second to last paragraph is deleted and replaced with the following:

Aristotle Investment Services, LLC, Aristotle Pacific Capital, LLC, BlackRock, Calvert, DFA, Fidelity Management & Research Company LLC, and Geode Capital Management, LLC are not affiliated with the Trust, the Fund or the Fund’s investment adviser.